INTANGIBLE ASSETS - Disclosure of purchase price and net assets of Asset acquisitions (Details)						12 Months Ended
	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 24, 2024 CAD ($)	Nov. 24, 2024 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)
Cogent Asset acquisition
Purchase price
Cash consideration				$ 1,394,340	$ 1,000,000	$ 1,394,340	$ 1,000,000
Value of common shares issued at closing				1,394,400
Value of common shares issuable at closing				22,310,400
Transaction costs				139,354
Total purchase price				25,238,494
Net assets acquired
Intangible assets				25,238,494
Total Net assets acquired				$ 25,238,494
OrangeFin Asset acquisition
Purchase price
Cash consideration		$ 1,079,479	$ 750,000			1,079,479	$ 750,000
Value of common shares issued at closing		1,077,749
Value of common shares issuable at closing		6,606,560
Transaction costs		95,213
Total purchase price		8,859,001
Net assets acquired
Intangible assets		8,859,001
Total Net assets acquired		$ 8,859,001
Laine Asset acquisition
Purchase price
Cash consideration	$ 5,000,000					$ 5,000,000
Value of common shares issued at closing	15,000,000
Value of common shares issuable at closing	15,000,000
Value of warrants issued at closing	7,428,729
Transaction costs	44,806
Total purchase price	42,473,535
Net assets acquired
Intangible assets	42,473,535
Total Net assets acquired	$ 42,473,535